Consolidated Statements of Shareholders' Equity (Parenthetical) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Stockholders' Equity [Abstract]
Loss relating to proportionate share of other comprehensive income from equity method investments	€ (4.9)	€ (26.9)	€ (25.6)
Accumulated OCI, net of taxes relating to foreign currency translation gain	321.9	228.6	302.4
Accumulated other comprehensive income, gain (loss) on financial instruments, net of taxes	€ 16.5	€ (22.3)	€ 1.0